FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

            Address: 450 Park Avenue, 28th Floor, New York, NY 10022
          ------------------------------------------------------------

                        Form 13F File Number: 28-06882

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY             May 13, 2002
---------------------------        ------------------------    -----------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-6286

Name:  J. Ezra Merkin*

                             Form 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:  1*

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:     $  198,657   (thousands)


List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No 1*

          Form 13F  File Number:  28-6286

          Name:    J. Ezra Merkin

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F   INFORMATION TABLE


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    Column 1                      Column 2        Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                 Title of Class     CUSIP      Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                                             (x$1000)  Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T WIRELESS SVCS. INC.               COM          00209A106   $8,600   1,000,000   SH        SOLE       N/A       X
ALDERWOODS GROUP INC.                  COM          014383103   $4,773     530,304   SH        SOLE       N/A       X
BIOSPHERE MEDICAL INC.                 COM          09066V103  $11,695   1,559,268   SH        SOLE       N/A       X
CALIFORNIA COASTAL CMNTYS              COM          129915203     $572     127,209   SH        SOLE       N/A       X
CONDUCTUS INC.                         COM          206784100     $405     168,800   SH        SOLE       N/A       X
CRONOS GROUP N.V.                      ORD          L20708100   $1,436     287,200   SH        SOLE       N/A       X
D.R. HORTON INC.                       COM          23331A109  $10,109     453,442   SH        SOLE       N/A       X
FIRST UN REAL EST EQ & MTG INV      SH BEN INT      337400105   $4,147   1,764,699   SH        SOLE       N/A       X
FIRST UN REAL EST EQ & MTG INV     PRD CONV SER A   337400303     $614      30,500   SH        SOLE       N/A       X
GENERAL MARITIME CORP.                 SHS          Y2692M103   $2,299     199,921   SH        SOLE       N/A       X
HEALTHAXIS INC.                        COM          42219D100     $106     153,259   SH        SOLE       N/A       X
I-STAT CORP.                           COM          450312103  $13,438   1,919,702   SH        SOLE       N/A       X
IBERIABANK CORP.                       COM          450828108   $3,835     110,600   SH        SOLE       N/A       X
INSIGNIA FIN GROUP INC.                COM          45767A105     $630      58,292   SH        SOLE       N/A       X
KINDRED HEALTHCARE INC.                COM          494580103  $49,915   1,181,420   SH        SOLE       N/A       X
NUCENTRIX BROADBAND NETWORKS           COM          670198100  $11,041   1,338,266   SH        SOLE       N/A       X
PENN TRAFFIC CO                        COM          707832200   $1,938     179,400   SH        SOLE       N/A       X
REUNION IND INC.                       COM          761312107      $40      67,303   SH        SOLE       N/A       X
SCIENT INC.                            COM          808649107     $145   1,034,160   SH        SOLE       N/A       X
SEPRACOR INC.                          COM          817315104   $3,510     195,000   SH        SOLE       N/A       X
SHELBOURNE PPTYS. I, INC.              COM          821373107     $592      19,000   SH        SOLE       N/A       X
SHELBOURNE PPTYS. II, INC.             COM          821374105     $682      16,300   SH        SOLE       N/A       X
SHELBOURNE PPTYS. III, INC.            COM          82137E103     $431      14,000   SH        SOLE       N/A       X
SOLUTIA INC.                           COM          834376105      $87      10,000   SH        SOLE       N/A       X
SPEEDUS.COM                            COM          847723103      $19      21,548   SH        SOLE       N/A       X
SPRINT CORP                        PCS COM SER 1    852061506  $10,500   1,000,000   SH        SOLE       N/A       X
TRANS WORLD ENTMT CORP.                COM          89336Q100  $56,692   6,871,281   SH        SOLE       N/A       X
VITRAN INC.                            COM          92850E107     $406     117,200   SH        SOLE       N/A       X